Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	FQF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001479599
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2017
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017
| O'Shares FTSE U.S. Quality Dividend ETF | O'Shares FTSE U.S. Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OUSA
| O'Shares FTSE Europe Quality Dividend ETF | O'Shares FTSE Europe Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEUR
| O'Shares FTSE Europe Quality Dividend Hedged ETF | O'Shares FTSE Europe Quality Dividend Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OEUH
| O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OASI
| O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF | O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAPH